Note 10 - Loss Per Common Share	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
10.	Loss Per Common Share:

All shares issued are included in the Company's common stock and have equal rights to vote and participate in dividends and in undistributed earnings.

The components of the calculation of basic and diluted earnings per share for the six
months ended
June 30, 2019
and
2020
are as follows:

	Six months ended June 30,
	2019	2020
Net loss	(628)	(2,868)
Less: Deemed dividend for beneficial conversion feature of Series E Shares	(9,339)	(1,067)
Less: Deemed dividend equivalents on Series E Shares related to redemption value	(4,223)	(3,099)
Less: Dividend of Series E Shares	(1,029)	(932)
Loss attributable to common shareholders	(15,219)	(7,966)

Loss per share:
Weighted average common shares outstanding, basic	52,524	7,302,633

Loss per share, basic and diluted	(289.75)	(1.09)

For the periods ended
June 30, 2019
and
2020
no
dilutive shares were included in the computation of diluted earnings per share because to do so would have been antidilutive for the period presented.

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive even though the exercise or conversion price could be less than the average market price of the common shares.

	Six months ended June 30,
	2019	2020
2014 Warrants	2,861	-
Class B Warrants	-	480,000
Series E Shares	45,419	811,855
Potentially dilutive securities	48,280	1,291,855

The Company is using the treasury stock method to calculate the dilutive shares relating to a potential exercise of the
2014
Warrants and Class B Warrants and the if-converted method to calculate the dilutive shares relating to a potential conversion of Series E Shares weighted for the period the Series E Shares were outstanding.